Operating Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease costs	$ 46,820	$ 53,880	$ 51,200
Income from sub-leases	(1,103)	(1,165)	(1,338)
Net operating lease costs	$ 45,717	$ 52,715	$ 49,862